Pioneer Flexible Opportunities Fund
Schedule of Investments  |  January 31, 2023

A: PMARX	C: PRRCX	K: FLEKX	R: MUARX	Y: PMYRX

Schedule of Investments  |  1/31/23
(Consolidated) (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 97.9%
	Common Stocks — 75.7% of Net Assets
	Aerospace & Defense — 2.5%
18,055	Curtiss-Wright Corp.	$ 2,993,519
111,023	Leonardo S.p.A.	1,141,085
4,728	MTU Aero Engines AG	1,176,042
	Total Aerospace & Defense	$5,310,646
	Airlines — 0.8%
18,513(a)	Copa Holdings S.A., Class A	$ 1,704,677
	Total Airlines	$1,704,677
	Banks — 15.4%
243,000	Banco do Brasil S.A.	$ 1,948,289
33(a)	Bank for Foreign Trade of Vietnam JSC	129
3,398,300	Bank Mandiri Persero Tbk PT	2,255,709
3,969,500	Bank Rakyat Indonesia Persero Tbk PT	1,212,829
107,599	Bankinter S.A.	774,383
48,753	BAWAG Group AG (144A)	3,002,553
520,194	CaixaBank S.A.	2,300,006
24,466	Comerica, Inc.	1,793,602
123,200	DBS Group Holdings, Ltd.	3,356,164
2,854,623(a)	Eurobank Ergasias Services and Holdings S.A.	3,848,220
39,476	Hana Financial Group, Inc.	1,562,311
144,599	ING Groep NV	2,083,225
543,336	NatWest Group Plc	2,063,144
1,814,000	Postal Savings Bank of China Co., Ltd., Class H (144A)	1,233,062
56,800	Sumitomo Mitsui Financial Group, Inc.	2,466,359
17,852(a)+	TCS Group Holding Plc (G.D.R.)	32,134
30,771	Truist Financial Corp.	1,519,780
44,700	United Overseas Bank, Ltd.	1,014,919
	Total Banks	$32,466,818
	Beverages — 0.5%
124,755	Coca-Cola Femsa S.A.B de CV	$ 949,120
	Total Beverages	$949,120
	Capital Markets — 3.8%
87,669	AllianceBernstein Holding LP	$ 3,323,532
25,773	Morgan Stanley	2,508,486
19,162	Raymond James Financial, Inc.	2,160,899
	Total Capital Markets	$7,992,917
1Pioneer Flexible Opportunities Fund |  | 1/31/23

Shares		Value
	Commercial Services & Supplies — 1.5%
8,105	Republic Services, Inc.	$ 1,011,666
13,415	Waste Management, Inc.	2,075,703
	Total Commercial Services & Supplies	$3,087,369
	Communications Equipment — 1.0%
43,405	Cisco Systems, Inc.	$ 2,112,521
	Total Communications Equipment	$2,112,521
	Construction & Engineering — 0.4%
6,974	Vinci S.A.	$ 785,776
	Total Construction & Engineering	$785,776
	Diversified Financial Services — 0.7%
562,398	M&G Plc	$ 1,399,878
	Total Diversified Financial Services	$1,399,878
	Electric Utilities — 2.3%
4,495	Acciona S.A.	$ 874,727
36,009	Endesa S.A.	715,219
280,161	Iberdrola S.A.	3,272,680
	Total Electric Utilities	$4,862,626
	Electronic Equipment, Instruments & Components — 1.1%
5,100	Keyence Corp.	$ 2,322,652
	Total Electronic Equipment, Instruments & Components	$2,322,652
	Equity Real Estate Investment Trusts (REITs) — 2.0%
1,124,200	CapitaLand Ascendas Real Estate Investment Trust	$ 2,464,375
536,400	Frasers Centrepoint Trust	906,385
18,528	SL Green Realty Corp.	762,427
	Total Equity Real Estate Investment Trusts (REITs)	$4,133,187
	Food & Staples Retailing — 0.0%†
23,507(a)+#	Magnit PJSC	$ 78,336
	Total Food & Staples Retailing	$78,336
	Food Products — 2.5%
37,497	Archer-Daniels-Midland Co.	$ 3,106,627
34,348	Mondelez International, Inc., Class A	2,247,733
	Total Food Products	$5,354,360
Pioneer Flexible Opportunities Fund |  | 1/31/232

Schedule of Investments  |  1/31/23
(Consolidated) (unaudited) (continued)
Shares		Value
	Gas Utilities — 1.2%
488,986	Snam S.p.A.	$ 2,484,704
	Total Gas Utilities	$2,484,704
	Health Care Equipment & Supplies — 1.4%
6,882	EssilorLuxottica S.A.	$ 1,256,188
6,782(a)	Intuitive Surgical, Inc.	1,666,270
	Total Health Care Equipment & Supplies	$2,922,458
	Health Care Providers & Services — 2.9%
6,550	Elevance Health, Inc.	$ 3,274,935
5,876	UnitedHealth Group, Inc.	2,933,240
	Total Health Care Providers & Services	$6,208,175
	Hotels, Restaurants & Leisure — 0.6%
84,400	OPAP S.A.	$ 1,264,390
	Total Hotels, Restaurants & Leisure	$1,264,390
	Household Durables — 0.9%
6,497	DR Horton, Inc.	$ 641,189
12,022	Lennar Corp., Class A	1,231,053
	Total Household Durables	$1,872,242
	Independent Power and Renewable Electricity Producers — 1.1%
50,159	RWE AG	$ 2,224,838
	Total Independent Power and Renewable Electricity Producers	$2,224,838
	Insurance — 13.2%
273,000	AIA Group, Ltd.	$ 3,082,985
4,550	Allianz SE	1,084,280
97,849	ASR Nederland NV	4,614,614
444,302	Aviva Plc	2,496,132
115,972	AXA S.A.	3,607,750
158,500	Ping An Insurance Group Co. of China, Ltd., Class H	1,226,982
344,829	Poste Italiane S.p.A. (144A)	3,668,584
7,743	Swiss Life Holding AG	4,567,144
7,159	Zurich Insurance Group AG	3,536,100
	Total Insurance	$27,884,571
	Internet & Direct Marketing Retail — 1.0%
71,500	JD.com, Inc., Class A	$ 2,111,859
	Total Internet & Direct Marketing Retail	$2,111,859
3Pioneer Flexible Opportunities Fund |  | 1/31/23

Shares		Value
	Life Sciences Tools & Services — 1.6%
5,748	Thermo Fisher Scientific, Inc.	$ 3,278,257
	Total Life Sciences Tools & Services	$3,278,257
	Mortgage Real Estate Investment Trusts (REITs) — 6.2%
66,349	Blackstone Mortgage Trust, Inc., Class A	$ 1,581,760
80,842	BrightSpire Capital, Inc.	616,016
58,806	Great Ajax Corp.	515,729
210,455	Ladder Capital Corp.	2,357,096
393,982	Redwood Trust, Inc.	3,293,689
232,100	Rithm Capital Corp.	2,184,061
124,546	Starwood Property Trust, Inc.	2,601,766
	Total Mortgage Real Estate Investment Trusts (REITs)	$13,150,117
	Oil, Gas & Consumable Fuels — 2.8%
45,047+#	LUKOIL PJSC	$ 127,003
87,406	Marathon Oil Corp.	2,401,043
28,007	TotalEnergies SE	1,734,916
67,902	Woodside Energy Group, Ltd.	1,737,892
	Total Oil, Gas & Consumable Fuels	$6,000,854
	Professional Services — 1.7%
26,960	Booz Allen Hamilton Holding Corp.	$ 2,551,495
4,051	Teleperformance	1,123,031
	Total Professional Services	$3,674,526
	Real Estate Management & Development — 0.2%
318	KWG Living Group Holdings, Ltd.	$ 75
342,000	S-Enjoy Service Group Co., Ltd.	367,683
	Total Real Estate Management & Development	$367,758
	Road & Rail — 0.4%
30,037	CSX Corp.	$ 928,744
	Total Road & Rail	$928,744
	Software — 0.9%
12,501(a)	Palo Alto Networks, Inc.	$ 1,983,159
	Total Software	$1,983,159
	Specialty Retail — 0.5%
84,632(a)	Watches of Switzerland Group Plc (144A)	$ 989,130
	Total Specialty Retail	$989,130
	Textiles, Apparel & Luxury Goods — 2.9%
62,400	Arezzo Industria e Comercio S.A.	$ 1,076,816
Pioneer Flexible Opportunities Fund |  | 1/31/234

Schedule of Investments  |  1/31/23
(Consolidated) (unaudited) (continued)
Shares		Value
	Textiles, Apparel & Luxury Goods — (continued)
4,525	LVMH Moet Hennessy Louis Vuitton SE	$ 3,935,483
402,900(a)	Samsonite International S.A. (144A)	1,194,649
	Total Textiles, Apparel & Luxury Goods	$6,206,948
	Thrifts & Mortgage Finance — 1.5%
46,079	PennyMac Financial Services, Inc.	$ 3,106,646
	Total Thrifts & Mortgage Finance	$3,106,646
	Trading Companies & Distributors — 0.2%
3,022	Ferguson Plc	$ 430,151
	Total Trading Companies & Distributors	$430,151
	Total Common Stocks (Cost $142,125,357)	$159,650,410

Principal Amount USD ($)
	Convertible Corporate Bonds — 1.6% of Net Assets
	Internet — 0.5%
1,132,000(b)	Pinduoduo, Inc., 12/1/25	$ 1,091,248
	Total Internet	$1,091,248
	REITs — 1.1%
1,853,000	PennyMac Corp., 5.50%, 3/15/26	$ 1,681,597
686,000	Redwood Trust, Inc., 7.75%, 6/15/27 (144A)	650,843
	Total REITs	$2,332,440
	Total Convertible Corporate Bonds (Cost $3,333,879)	$3,423,688

	Corporate Bonds — 0.9% of Net Assets
	Mining — 0.9%
752,000	Gold Fields Orogen Holdings BVI, Ltd., 6.125%, 5/15/29 (144A)	$ 771,910
1,039,000	Teck Resources, Ltd., 6.125%, 10/1/35	1,087,223
	Total Mining	$1,859,133
	Total Corporate Bonds (Cost $2,005,843)	$1,859,133

5Pioneer Flexible Opportunities Fund |  | 1/31/23

Shares		Value
	Preferred Stock — 0.0%† of Net Assets
	Equity Real Estate Investment Trusts (REITs) — 0.0%†
204(a)	Wheeler Real Estate Investment Trust, Inc.	$ 13,729
	Total Equity Real Estate Investment Trusts (REITs)	$13,729
	Total Preferred Stock (Cost $167,705)	$13,729

Principal Amount USD ($)
	Foreign Government Bonds — 1.9% of Net Assets
	Brazil — 0.5%
1,286,000	Brazilian Government International Bond, 5.000%, 1/27/45	$ 1,005,687
	Total Brazil	$1,005,687
	Mexico — 0.5%
MXN20,346,000	Mexican Bonos, 7.500%, 6/3/27	$ 1,027,138
	Total Mexico	$1,027,138
	Russia — 0.5%
RUB260,822,000	Russian Federal Bond - OFZ, 7.000%, 8/16/23	$ 557,223
RUB230,742,000	Russian Federal Bond - OFZ, 8.150%, 2/3/27	492,959
	Total Russia	$1,050,182
	Uruguay — 0.4%
647,611	Uruguay Government International Bond, 7.875%, 1/15/33	$ 812,292
	Total Uruguay	$812,292
	Total Foreign Government Bonds (Cost $9,547,918)	$3,895,299

	U.S. Government and Agency Obligations — 7.6% of Net Assets
2,310,972	U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	$ 2,182,379
3,328,300	U.S. Treasury Notes, 0.250%, 9/30/23	3,230,661
2,400,000	U.S. Treasury Notes, 2.875%, 6/30/24	2,349,187
Pioneer Flexible Opportunities Fund |  | 1/31/236

Schedule of Investments  |  1/31/23
(Consolidated) (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,010,200	U.S. Treasury Notes, 2.875%, 8/31/27	$ 3,923,417
4,837,700	U.S. Treasury Notes, 3.000%, 8/15/52	4,280,609
	Total U.S. Government and Agency Obligations (Cost $15,818,595)	$15,966,253

Shares
	Investment Companies — 3.0% of Net Assets
93,522	ETFMG Prime Cyber Security ETF	$ 4,295,465
21,857	FCF US Quality ETF	1,061,595
21,336	Pacer US Cash Cows 100 ETF	1,061,466
	Total Investment Companies (Cost $5,801,330)	$6,418,526

	SHORT TERM INVESTMENTS — 7.2% of Net Assets
	Open-End Fund — 7.2%
15,239,480(c)(d)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 15,239,480
		$15,239,480
	TOTAL SHORT TERM INVESTMENTS (Cost $15,239,480)	$15,239,480
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.9% (Cost $194,040,107)	$206,466,518
	OTHER ASSETS AND LIABILITIES — 2.1%	$4,519,473
	net assets — 100.0%	$210,985,991

7Pioneer Flexible Opportunities Fund |  | 1/31/23

(G.D.R.)	Global Depositary Receipts.
REIT	Real Estate Investment Trust.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2023, the value of these securities amounted to $11,510,731, or 5.5% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2023.
(d)	All or a portion of this security is held by Flexible Opportunities Commodity Fund Ltd.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
LUKOIL PJSC	8/11/2021	$3,941,439	$127,003
Magnit PJSC	12/1/2021	1,791,726	78,336
Total Restricted Securities			$205,339
% of Net assets			0.1%
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
MXN	— Mexican Peso
RUB	— Russia Ruble
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
Pioneer Flexible Opportunities Fund |  | 1/31/238

Schedule of Investments  |  1/31/23
(Consolidated) (unaudited) (continued)
The following is a summary of the inputs used as of January 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$32,434,684	$—	$32,134	$32,466,818
Food & Staples Retailing	—	—	78,336	78,336
Oil, Gas & Consumable Fuels	5,873,851	—	127,003	6,000,854
All Other Common Stocks	121,104,402	—	—	121,104,402
Convertible Corporate Bonds	—	3,423,688	—	3,423,688
Corporate Bonds	—	1,859,133	—	1,859,133
Preferred Stock	—	13,729	—	13,729
Foreign Government Bonds	—	3,895,299	—	3,895,299
U.S. Government and Agency Obligations	—	15,966,253	—	15,966,253
Investment Companies	6,418,526	—	—	6,418,526
Open-End Fund	15,239,480	—	—	15,239,480
Total Investments in Securities	$181,070,943	$25,158,102	$237,473	$206,466,518
During the period ended January 31, 2023, there were no significant transfers in or out of Level 3.
9Pioneer Flexible Opportunities Fund |  | 1/31/23